39 Additional Information to the Statement of Cash Flows	12 Months Ended
Dec. 31, 2019
Additional Information To Statement Of Cash Flows [Abstract]
Additional Information to the Statement of Cash Flows

39  Additional information to the Statement of Cash Flows

39.1    Transactions not involving cash

Among the transactions carried out in the line item Contract assets, specified in Notes 11.1 and 11.2, the acquisitions totaled R$ 1,039,234 (R$ 813,450 on December 31, 2018 and R$ 778,386 on December 31,  2017). Of this amount, R$ 48,068 (R$ 50,927 on December 31, 2018 and R$ 30,312 on December 31,  2017) represent the amount of purchases made in installments and not settled through the end of the reporting period.

According to information in Note 17.2, Property, plant and equipment acquisitions totaled R$ 551,162 (R$ 1,455,318 on December 31, 2018 and R$ 1,318,336 on December 31,  2017). Of this amount, R$ 52,446 (R$ 71,454 on December 31, 2018 and R$ 123,268 on December 31,  2017) represent the amount of purchases made in installments and not settled through the end of the reporting period.

In December 2018, there was acquisition in installments of the studies and projects denominated PCH Bela Vista and UHE Salto Grande, for the amount of R$ 19,461, with the company Foz do Chopim Energética Ltda., such liability being recorded in accounts payable to suppliers. In 2019, this acquisition was settled through a matching of accounts with the dividend’s receivable from that supplier, which is part of the Company's consolidated investments as associate.

As described in note 27.1, the additions and remeasurement adjustment occurred in right-of-use assets totaled R$ 13,237, which were recognized matched against lease liabilities.

The mentioned transactions did not involve cash and, for this reason, are not being presented in the statement of cash flows.